SCHEDULE OF ERROR CORRECTIONS AND PRIOR PERIOD ADJUSTMENTS (Details) - USD ($)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid-in capital				$ 30,910,018	$ 1,467,196
Accumulated deficit				(13,301,720)	(1,570,454)
Net income (loss)				$ (11,731,266)	$ (676,038)
Basic net income per share, Class A ordinary shares				$ (0.15)	$ (0.01)
Diiluted net income per share, Class A ordinary shares				$ (0.15)	$ (0.01)
Basic Weighted average shares outstanding of Class B ordinary shares				76,399,513	58,198,281
Diluted Weighted average shares outstanding of Class B ordinary shares				76,399,513	58,198,281
Accumulated deficit				$ 17,694,453	$ (40,107)	$ 444,744
Net cash used in operation activities				(5,054,749)	(85,413)
Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)
Accumulated deficit				30,910,018	1,467,196	1,279,790
Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)				(11,731,266)	(676,038)
Accumulated deficit				(13,301,720)	(1,570,454)	(894,416)
DHC Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid-in capital	$ 4,515,979	$ 3,996,669	$ 3,423,088	4,253,964
Accumulated deficit	(21,374,718)	(21,631,053)	(23,220,936)	(12,992,048)	(16,161,254)
Expense related to non-redemption agreements	7,291,533	7,291,533	7,291,533
Net income (loss)	(5,213,464)	(5,469,799)	(7,059,712)	(6,879,994)	7,206,713
Shareholder non-redemption agreement
Contribution by Sponsor	7,291,533			8,614,541
Accumulated deficit				(8,737,310)	(16,160,480)	(18,904,696)
Fair value of Founder Shares assigned in connection with the non-redemption agreements	7,291,533	7,291,533	7,291,533
Net cash used in operation activities	(109,262)	(482,314)	(726,761)	(822,441)	(648,866)
DHC Acquisition Corp [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)
Contribution by Sponsor				8,614,541
Accumulated deficit	4,515,979	3,996,669	3,423,088	4,253,964
DHC Acquisition Corp [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income (loss)				(6,879,994)	7,206,713
Contribution by Sponsor
Accumulated deficit	$ (21,374,718)	$ (21,631,053)	$ (23,220,936)	$ (12,992,048)	$ (16,161,254)	$ (18,905,470)
DHC Acquisition Corp [Member] | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net income per share, Class A ordinary shares	$ (0.15)	$ (0.24)	$ (0.36)	$ (0.39)	$ 0.19
Diiluted net income per share, Class A ordinary shares	$ (0.15)	$ (0.24)	$ (0.36)
Basic Weighted average shares outstanding of Class B ordinary shares				9,779,707	30,945,072
Diluted Weighted average shares outstanding of Class B ordinary shares				9,779,707	30,945,072
DHC Acquisition Corp [Member] | Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net income per share, Class A ordinary shares				$ (0.39)	$ 0.19
Basic Weighted average shares outstanding of Class B ordinary shares	0.15	0.24	0.36	7,736,268	7,736,268
Diluted Weighted average shares outstanding of Class B ordinary shares	0.15	0.24	0.36	7,736,268	7,736,268
Previously Reported [Member] | DHC Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid-in capital
Accumulated deficit	(16,858,739)	(17,634,384)	(19,797,848)
Expense related to non-redemption agreements
Net income (loss)	2,078,069	1,821,734	231,821
Shareholder non-redemption agreement	(744,274)
Contribution by Sponsor	744,274
Fair value of Founder Shares assigned in connection with the non-redemption agreements
Net cash used in operation activities	(109,262)	(482,314)	(726,761)
Previously Reported [Member] | DHC Acquisition Corp [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit
Previously Reported [Member] | DHC Acquisition Corp [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ (16,858,739)	$ (17,634,384)	$ (19,797,848)
Previously Reported [Member] | DHC Acquisition Corp [Member] | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net income per share, Class A ordinary shares	$ 0.06	$ 0.08	$ 0.01
Diiluted net income per share, Class A ordinary shares	$ 0.06	$ 0.08	$ 0.01
Previously Reported [Member] | DHC Acquisition Corp [Member] | Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic Weighted average shares outstanding of Class B ordinary shares	0.06	0.08	0.01
Diluted Weighted average shares outstanding of Class B ordinary shares	0.06	0.08	0.01
Revision of Prior Period, Error Correction, Adjustment [Member] | DHC Acquisition Corp [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Additional paid-in capital	$ 4,515,979	$ 3,996,669	$ 3,423,088
Accumulated deficit	(4,515,979)	(3,996,669)	(3,423,088)
Expense related to non-redemption agreements	7,291,533	7,291,533	7,291,533
Net income (loss)	(7,291,533)	(7,291,533)	(7,291,533)
Shareholder non-redemption agreement	744,274
Contribution by Sponsor	6,547,259
Fair value of Founder Shares assigned in connection with the non-redemption agreements	7,291,533	7,291,533	7,291,533
Net cash used in operation activities
Revision of Prior Period, Error Correction, Adjustment [Member] | DHC Acquisition Corp [Member] | Additional Paid-in Capital [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	4,515,979	3,996,669	3,423,088
Revision of Prior Period, Error Correction, Adjustment [Member] | DHC Acquisition Corp [Member] | Retained Earnings [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ (4,515,979)	$ (3,996,669)	$ (3,423,088)
Revision of Prior Period, Error Correction, Adjustment [Member] | DHC Acquisition Corp [Member] | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic net income per share, Class A ordinary shares	$ (0.21)	$ (0.32)	$ (0.37)
Diiluted net income per share, Class A ordinary shares	$ (0.21)	$ (0.32)	$ (0.37)
Revision of Prior Period, Error Correction, Adjustment [Member] | DHC Acquisition Corp [Member] | Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Basic Weighted average shares outstanding of Class B ordinary shares	0.21	0.32	0.37
Diluted Weighted average shares outstanding of Class B ordinary shares	0.21	0.32	0.37